LONG-TERM DEBT - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less: Current portion of long-term debt	$ 0	$ 6,535
Total long-term debt	0	41,044
Nerdy LLC
Debt Instrument [Line Items]
Paid-in-kind interest	0	283
End of term charge	0	399
Less: Debt issuance costs, net	0	(396)
Total debt	0	47,579
Less: Current portion of long-term debt	0	6,535
Total long-term debt	0	41,044
Nerdy LLC | Loan and security agreement
Debt Instrument [Line Items]
Debt, gross	0	39,000
Nerdy LLC | Promissory note
Debt Instrument [Line Items]
Debt, gross	$ 0	$ 8,293